Intangible Assets, Net (Tables)	12 Months Ended
May 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets, Net
Intangible assets, net, consisted of the following:

	As of May 31,
	2018	2019	2020
	US$	US$	US$
Intangible assets with indefinite lives:
Trademark	256	238	229
Intangible assets with finite lives:
Trademark	5,575	9,109	9,170
Courseware	129	120	116
Student base	7,014	12,223	12,719
Favorable lease	732	679	657
License	415	415	415

	14,121	22,784	23,306

Less: accumulated amortization	(5,272)	(8,985)	(13,515)
Exchange differences	(305)	136	455

	8,544	13,935	10,246